Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017 [1]	Jun. 30, 2018	Jun. 30, 2017 [1]	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Loss before tax	$ (8,610,921)	$ (3,860,840)	$ (12,423,734)	$ (2,302,257)	$ (10,192,869)	$ (28,831,089)
Deferred tax benefit of net operating loss						(330,124)
Deferred tax benefit other than benefit of net operating loss					0	0
Total income tax benefit	$ 0	$ 0	$ 0	$ 0		(330,124)
United States
Operating Loss Carryforwards [Line Items]
Loss before tax					(8,461,323)	(15,069,992)
Deferred tax benefit of net operating loss					0	0
Deferred tax benefit other than benefit of net operating loss					0	0
PRC/Hong Kong
Operating Loss Carryforwards [Line Items]
Loss before tax					(1,731,546)	(12,966,714)
Deferred tax benefit of net operating loss					0	(330,124)
Deferred tax benefit other than benefit of net operating loss					$ 0	$ 0

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")